Cover	Mar. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2022
Entity File Number	000-23325
Entity Registrant Name	Guaranty Federal Bancshares, Inc.
Entity Central Index Key	0001046203
Entity Tax Identification Number	43-1792717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2144 E. Republic Road
Entity Address, Address Line Two	Suite F200
Entity Address, City or Town	Springfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65804
City Area Code	833
Local Phone Number	875-2492
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	GFED
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false